Mortgage Banking Derivatives - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative assets	$ 285	$ 464
Derivative liability	132
Mortgage banking derivatives - interest rate locks [Member]
Derivative [Line Items]
Mortgage banking derivatives	28,182	26,000
Forward Commitments [Member]
Derivative [Line Items]
Mortgage banking derivatives	$ 36,849	$ 27,000